Investments in associates - Disclosure of associates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Disclosure of associates [line items]
Current assets	$ 63,814,000		$ 63,546,000		$ 77,373,000
Current liabilities	14,616,000		15,463,000		$ 13,193,000
Revenue	191,157,000		183,228,000
Other comprehensive (loss) income	(57,822,000)		18,691,000
Comprehensive loss	$ (41,555,000)		$ (18,735,000)
Osisko Development Corp. [Member]
Disclosure of associates [line items]
Current assets		$ 42,949		$ 71,304
Non-current assets		525,269		633,729
Current liabilities		(90,842)		(43,059)
Non-current liabilities		(85,590)		(123,404)
Net assets		391,786		538,570		$ 579,185
Revenue		8,421		32,562
Net loss		(153,087)		(80,288)
Other comprehensive (loss) income		1,440		(12,565)
Comprehensive loss		$ (151,647)		$ (92,853)